COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments under non-cancelable operating leases agreements
Years ending December 31,	RMB in thousands
2018	40,799
2019	36,423
2020	29,231
2021	17,485
2022 and thereafter	—

Schedule of the expected repayment amount of the debt obligations

	Less than 1 year	1 - 2 years	2 - 3 years	Total
	(RMB in thousands)
Funding Debts obligations
Liabilities to Individual Investors — Juzi Licai	9,627,850	157,321	—	9,785,171
Liabilities to Institutional Funding Partners	897,284	9,308	—	906,592
Interest payments (i)	329,332	10,053	—	339,385

Total Funding Debts obligations	10,854,466	176,682	—	11,031,148

Short-term and long-term borrowings	168,844	289	—	169,133
Interest payments (i)	4,115	3	—	4,118

Total short-term and long-term borrowings obligations	172,959	292	—	173,251

Liabilities to Pre-IPO Series C-1 preferred shareholders	506,478	—	—	506,478
Total liabilities to Pre-IPO Series C-1 preferred shareholders	506,478	—	—	506,478

(i)	Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2017.